INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (6,010,617)	$ (844,959)	¥ (4,712,972)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	556,788	78,272	371,172
Amortization of intangible assets	1,936,404	272,215	1,348,504
Amortization of right-of-use assets	177,641	24,972	117,451
Amortization of debt issuance costs	34,816	4,894	16,621
Share-based compensation expenses	785,888	110,478	692,347
Allowance for doubtful accounts	110,483	15,531	103,408
Inventory provision	138,633	19,489	12,269
Deferred income taxes	(23,634)	(3,322)	(4,541)
Unrealized exchange (gains)/ losses	3,004	422	(1,282)
Unrealized fair value changes of investments	(24,214)	(3,404)	88,155
Loss on disposal of property and equipment	362	51	611
Gain on disposal of long-term investments and subsidiaries	(49,146)	(6,909)
Loss from equity method investments	113,245	15,920	19,548
Revaluation of previously held equity interests	(152,153)	(21,389)	12,562
Impairments of long-term investments	306,916	43,146	65,432
Gain of convertible senior notes repurchase	(475,790)	(66,885)
Changes in operating assets and liabilities:
Accounts receivable	(762)	(107)	(356,950)
Amount due from related parties	(41,453)	(5,827)	(9,098)
Prepayments and other assets	(506,422)	(71,192)	(1,230,303)
Other long-term assets	(462,231)	(64,979)	(134,362)
Accounts payable	412,886	58,043	697,953
Salary and welfare payable	(14,243)	(2,002)	164,397
Taxes payable	67,729	9,521	21,916
Deferred revenue	207,722	29,201	509,174
Accrued liabilities and other payables	(549,178)	(77,202)	189,396
Other long-term liabilities	288,068	40,497	(5,686)
Amount due to related parties	(34,856)	(4,900)
Net cash used in operating activities	(3,204,114)	(450,425)	(2,024,278)
Cash flows from investing activities:
Purchase of property and equipment	(716,372)	(100,706)	(603,001)
Purchase of intangible assets	(1,502,941)	(211,280)	(2,015,992)
Purchase of short-term investments	(63,493,711)	(8,925,805)	(45,832,390)
Maturities of short-term investments	73,086,219	10,274,298	40,173,128
Cash consideration paid for purchase of subsidiaries, net of cash acquired	(1,128,353)	(158,621)	(230,770)
Cash paid for long-term investments including loans	(1,420,927)	(199,751)	(4,310,998)
Repayment of loans from investees	555,586	78,103	534,125
Cash received from disposal/return of investments	293,888	41,314	45,842
Placements of time deposits	(9,548,566)	(1,342,316)	(6,582,567)
Maturities of time deposits	6,262,530	880,373	6,728,120
Impact to cash resulting from deconsolidation of subsidiaries	(125)	(18)
Net cash (used in)/ provided by investing activities	2,387,228	335,591	(12,094,503)
Cash flows from financing activities:
Proceeds of short-term loans	1,261,371	177,321	1,034,797
Repayment of short-term loans	(1,152,651)	(162,037)	(214,882)
Purchase of noncontrolling interests	(56,741)	(7,977)	(58,488)
Capital injections from noncontrolling interests			2,040
Proceeds from exercise of employees' share options	3		2
Proceeds from issuance of ordinary shares, net of issuance costs of HKD 337,143			19,288,423
Repurchase of convertible senior notes	(1,270,953)	(178,668)
Repurchase of shares	(347,581)	(48,862)
Net cash provided by/ (used in) financing activities	(1,566,552)	(220,223)	20,051,892
Effect of exchange rate changes on cash and cash equivalents held in foreign currencies	326,445	45,889	(140,983)
Net increase/ (decrease) in cash and cash equivalents	(2,056,993)	(289,168)	5,792,128
Cash and cash equivalents at beginning of the period	7,523,108	1,057,582	4,678,109	¥ 4,678,109
Cash and cash equivalents at end of the period	5,466,115	768,414	10,470,237	¥ 7,523,108
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	57,340	8,061	56,237
Cash paid for interest expense	128,152	18,015	77,667
Supplemental schedule of non-cash investing and financing activities:
Property and equipment purchase financed by accounts payable	47,180	6,633	393,431
Acquisitions and investments financed by payables	250,860	35,265	281,889
Intangible assets purchases financed by payables	898,165	126,262	801,547
Issuance of ordinary shares in the business combination, purchase of noncontrolling interests and investment addition	0	0	829,748
Issuance of ordinary shares in connection with debt conversion	¥ 0	$ 0	¥ 449,911